Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The tax effects of temporary differences and tax loss and credit carry forwards that give rise to significant portions of deferred tax assets and liabilities at December 31, 2017 and 2016 are comprised of the following:

	As of December 31,
	2017	2016
Deferred tax assets:
Net-operating loss carryforward	$1,689,152	$2,430,737
Other	-	1,478

Total Deferred Tax Assets	1,689,152	2,432,215
Valuation allowance	(1,689,152)	(2,432,215)
Deferred Tax Asset, Net of Allowance	$-	$-

Schedule of Income Tax Rate

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the years ended December 31,
	2017	2016
Statutory Federal Income Tax Rate	(34.0)%	(34.0)%
State Taxes, Net of Federal Tax Benefit	(5.4)%	(5.4)%
Federal tax rate change	11.9%	-
Other	38.8%	-
Change in Valuation Allowance	(11.3)%	39.4%

Income Taxes Provision (Benefit)	-%	-%